STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Statement of Cash Flows [Abstract]
Net loss	$ (12,334)	$ (5,636)	$ (12,039)	$ (16,941)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	176	89	232	180
Equity-based compensation	784	742	1,462	682
Amortization of long-term debt issuance costs and fees	47	101	189	193
Other	182	0
Change in fair value of warrant liabilities	1,042	3	(214)	67
Changes in operating assets and liabilities:
Unbilled revenue receivable and accounts receivable	(11)	(474)	(13)	237
Receivable from related party	(28)	6	(2)	42
Prepaid expenses and other current assets	476	(996)	(509)	(244)
Other noncurrent assets	32	31
Accounts payable	(3)	1,306	195	(126)
Accrued expenses and other current liabilities	374	(1,505)	(811)	1,548
Deferred revenue	0	(4,051)	(8,276)	9,310
Other noncurrent liabilities	(4)	0	(3)	2
Net cash used in operating activities	(9,331)	(10,446)	(19,789)	(5,050)
Cash flows from investing activities:
Capital expenditures	(60)	(394)	(926)	(394)
Net cash used in investing activities	(60)	(394)	(926)	(394)
Cash flows from financing activities:
Proceeds from common stock offering			31,513	0
Proceeds from preferred stock offering			0	450
Proceeds from long-term borrowing			0	6,000
Proceeds from exercise of common stock options	7	43	43	33
Repayment of long-term debt			(1,001)	0
Payment of long-term debt fees and issuance costs			0	(141)
Payment of common stock financing costs			(3,699)	0
Payment of preferred stock financing costs			0	(6)
Net cash provided by financing activities	7	43	26,856	6,336
Net increase (decrease) in cash and cash equivalents	(9,384)	(10,797)	6,141	892
Cash and cash equivalents - beginning of period	25,764	19,623	19,623	18,731
Cash and cash equivalents - end of period	16,380	8,826	25,764	19,623
Non-cash financing activities:
Stock Issued	436	0
Common stock issuance costs (accounts payable and accrued expenses)	0	119	214	0
Issuance of common stock warrants			536	0
Issuance of preferred stock warrants			0	134
Debt issuance costs (accounts payable)			0	231
Non-cash investing activities (capital expenditure) included in other accrued expenses	$ (5)	$ (307)	$ (120)	$ (11)